Deferred Revenue (Narrative) (Details) $ in Millions		12 Months Ended
	Jul. 15, 2024 $ / oz oz	Dec. 31, 2024 USD ($) $ / oz	Jul. 12, 2024 oz
Disclosure of performance obligations [line items]
Average realized price per ounce | $ / oz		1,950
Advanced consideration from gold sale prepayment agreement, net of transaction costs | $		$ 111.1
Accretion expense | $		5.5
Forward contract
Disclosure of performance obligations [line items]
Average realized price per ounce | $ / oz	2,524
Advanced consideration from gold sale prepayment agreement, net of transaction costs | $		116.0
Ounces subject to contract, settled | oz	49,384
Accretion expense | $		$ 2.1
Forward contract
Disclosure of performance obligations [line items]
Ounces subject to contract | oz			329,417
Ounces subject to contract, settled | oz	179,417
Argonaut Transaction | Forward contract
Disclosure of performance obligations [line items]
Ounces subject to contract | oz	179,417
Average realized price per ounce | $ / oz	1,838